S000001580 [Member] Investment Strategy - Equity Aggressive Strategy Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a “fund of funds,” which seeks to achieve its objective by investing in a combination of several other Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund’s approximate target strategic asset allocation as of March 1, 2026 is 81.5% to equity, 6% to fixed income, 7% to multi-asset and 5.5% to alternative asset classes.  As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds. The Multifactor U.S. Equity, Multifactor International Equity and Long Duration Bond Underlying Funds are managed directly by RIM, the Fund's investment adviser. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to the strategies of different unaffiliated money managers. RIM considers this Fund to be an “equity aggressive” fund due to its investment objective and asset allocation to equity and alternative Underlying Funds.
RIM evaluates the Fund’s target strategic asset allocation on a periodic basis relative to peer allocations, current market conditions, RIM’s capital markets forecasts and RIM’s desired asset class exposures. Based on these considerations, RIM may change (i) the Fund’s target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative asset class level and (ii) the Underlying Funds in which the Fund invests. The Fund’s actual asset allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or the implementation over a period of time of a change to the Fund’s target strategic asset allocation. The Fund’s target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed without shareholder notice or approval.
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in shares of equity Underlying Funds. For purposes of this policy, the Fund considers an equity Underlying Fund to be an Underlying Fund that invests, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund expects the alternative Underlying Funds to be equity Underlying Funds for purposes of assessing compliance with this policy as they invest predominately in equity securities.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.